Inventories	12 Months Ended
Aug. 31, 2025
Inventories
Inventories

9. Inventories

	2025	2024
	$	$
Raw materials	6,037,481	4,044,871
Work-in-process	1,570,095	284,610
Finished goods	29,264,071	273,059
	36,871,647	4,602,540

For the year ended August 31, 2025, inventories recognized as an expense amounted to $9,066,062 (2024 – $1,688,107; 2023 – $2,995,504).

For the year ended August 31, 2025, cost of sales includes depreciation of $37,177 (2024 – $140,150; 2023 - $350,494).

For the year ended August 31, 2025, prepaid expenses included deposits to suppliers for future inventory purchases of $2,693,822 (2024 – $1,325,647).